Shareholder Fees (dei_DocumentInformationDocumentAxis, (Oppenheimer International Growth Fund/VA))	0 Months Ended
Apr. 30, 2013
Non-Service Class
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Service Class
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none